Subsequent Event - Additional Information (Detail) - ADS [Member] - USD ($)		12 Months Ended
	Apr. 12, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
Shares issued, American Depository Shares (in shares)		17,250,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceed from issuance of ADS by selling shareholder	$ 0
Follow On Public Offering [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued, American Depository Shares (in shares)	13,600,000
Number of ADS sold by shareholders	4,800,000
Stock price of ADS sold	$ 24.00
Proceed from issuance of stock	$ 313,800,000